Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not grant stock option awards to its executives and, therefore, does not have any policies or practices in place for such awards. The Company did not grant any stock option awards in 2024.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company did not grant any stock option awards in 2024.